Schedule of related party balances (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)
Related Party Transaction [Line Items]
Amount due to					$ 2,290,044
Loh [Member]
Related Party Transaction [Line Items]
Amount due to					103,908	[1],[2]
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Amount due to					2,290,044
Amount due to	[3]						870,728
Anthill Corp [Member]
Related Party Transaction [Line Items]
Amount due to		2,649	3,495	[4]
Wong Wan Chew [Member]
Related Party Transaction [Line Items]
Amount due to		181,915	240,000	[5]
Wong Wan Pei [Member]
Related Party Transaction [Line Items]
Amount due to		$ 142,822	$ 188,425	[6]

[1]	On February 25, 2022, the Company entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022.
[2]	On May 1, 2019 and December 1, 2022 the Company entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Company’s major shareholders. Both revolving loan facility agreements offered up to S$2.0 million each for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) on December 31, 2022 had been fully settled in March 2023.
[3]	The Company had an unsecured, interest-free loan to Vienna Management Ltd amounting to S$870,728 in December 2021. As of December 31, 2021 and 2022, the loan balance due from Vienna Management Ltd amounted to S$870,728 and nil respectively. The amounts were wholly settled in cash in February 2022.
[4]	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2024 from Anthill Corp.
[5]	On December 28, 2023, Ms. Wong Wan Chew made short-term advances to the Company S$240,000 for general working capital and general corporate purposes.
[6]	On March 10 and September 12, 2023, Ms. Wong Wan Pei paid on behalf of the Company using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Company repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575